Goodwill and intangible assets, net - Intangible Assets, Net (FY) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	$ 2,469	$ 2,390
Accumulated amortization	(637)	(506)
Total intangible assets, net	1,832	1,884
Customer Relationships [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	1,626	1,574
Accumulated amortization	(311)	(212)
Total intangible assets, net	1,315	1,362
Mining Rights [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	252	258
Accumulated amortization	(51)	(47)
Total intangible assets, net	201	211
Developed Technology [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	177	161
Accumulated amortization	(45)	(28)
Total intangible assets, net	132	133
Software [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	81	80
Accumulated amortization	(75)	(75)
Total intangible assets, net	6	5
Trade Names and Trademarks [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	230	211
Accumulated amortization	(76)	(66)
Total intangible assets, net	154	145
Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	103	106
Accumulated amortization	(79)	(78)
Total intangible assets, net	$ 24	$ 28